UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03364
GREAT-WEST FUNDS, INC.
(Exact name of registrant as specified in charter)
8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)
Jonathan Kreider
President and Chief Executive Officer
Great-West Funds, Inc.
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code: (866) 831-7129
Date of fiscal year end: December 31
Date of reporting period: December 31, 2021

Item 1. REPORTS TO STOCKHOLDERS
GREAT-WEST FUNDS, INC.
Great-West S&P Small Cap 600® Index Fund
(Institutional Class, Investor Class and Class L)
Annual Report
December 31, 2021
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Management Discussion
The Fund’s sub-adviser is Irish Life Investment Managers Limited (“ILIM”)
Fund Performance
For the twelve-month period ended December 31, 2021, the Fund (Investor Class shares) returned 25.95%, relative to a 26.82% return for the S&P SmallCap 600® Index, the Fund’s benchmark index.
ILIM Commentary
Small cap companies outperformed the broader market through most of the first quarter as economic growth forecasts were revised sharply higher on the back of increased fiscal stimulus, while large cap tech companies underperformed in the higher bond yield environment evident in the early months of the year. When bond yields peaked and began to decline from the end of the first quarter, large cap tech and growth stocks began to recover and resulted in small cap stocks underperforming, even though they continued to rise in absolute terms. The slowing in growth momentum in the third quarter on the back of global supply constraints and the spread of the COVID-19 Delta variant also caused small cap stocks to lag, resulting in modest underperformance compared to the overall market for the year as a whole.
2021 was a strong year for U.S. equities with the S&P 500® Index ending the year close to all-time highs. A positive fundamental backdrop with upward revisions to economic growth and earnings forecasts boosted equities as did ongoing fiscal and monetary policy support and the rollout of COVID-19 vaccines.
The announcement of additional fiscal stimulus via a $1.9 trillion package following the Democrats success in the January run-off Senate elections in Georgia provided an early year boost to equity markets as economic forecasts were revised sharply higher. Proposals for up to $4 trillion of infrastructure related spending was also viewed as improving the longer-term growth outlook. On the back of the stronger than expected economic environment, corporate earnings consistently came in ahead of expectations over the course of the year and contributed to substantial upgrades to earnings forecasts through 2021, which also contributed to the strong gains in 2021.
Equities experienced a number of modest corrections during the year associated with retail investor induced volatility in January and higher bond yields through the early months of the year as concerns grew of a possible sustained rise in inflation. The market experienced its biggest draw down of the year in late September, when it sold off by approximately 5% on the back of concerns over the potential contagion from expected defaults in the Chinese property market; global supply chain disruptions lasting longer than expected; the spread of the COVID-19 Delta variant which contributed to a slowing in growth momentum; higher inflation proving to be stickier than originally expected, and uncertainty over U.S. fiscal policy as President Biden struggled to pass his infrastructure plans. Equities eventually overcame these issues as corporate earnings remained strong and global growth recovered strongly in the fourth quarter.
In late November, equities suffered another modest correction with the emergence of the Omicron variant, although quickly recovered as it was shown to be less virulent than other strains, with risks of hospitalization and severe illness being significantly lower. Improving economic data and hopes that inflation could be close to peaking and begin to ease through 2022 helped push equities to new highs just prior to year-end.

The S&P Small Cap 600® Index slightly outperformed the S&P Mid Cap 400® Index which rose 24.7% during the year with the higher weight in energy stocks, which performed well, contributing to the outperformance by the small cap index.
The views and opinions in this report were current as of December 31, 2021 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted.

Growth of $10,000 (unaudited)
This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Note: Performance for the Class L and Institutional Class shares may vary due to their differing fee structure. See returns table below.
Average Annual Total Returns for the Periods Ended December 31, 2021 (unaudited)
	One Year	Five Year	Ten Year / Since Inception(a)
Institutional Class	26.40%	12.28%	12.33%
Investor Class	25.95%	11.88%	13.92%
Class L	25.61%	11.62%	13.64%
(a) Institutional Class inception date was May 1, 2015.

Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Summary of Investments by Sector as of December 31, 2021 (unaudited)
Sector	Percentage of Fund Investments
Financial	26.06%
Consumer, Non-cyclical	18.63
Industrial	16.38
Consumer, Cyclical	13.64
Technology	8.38
Energy	4.77
Basic Materials	4.71
Communications	4.07
Utilities	1.87
Government Money Market Mutual Funds	0.82
Short Term Investments	0.67
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2021 to December 31, 2021).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(07/01/21)	(12/31/21)	(07/01/21 – 12/31/21)
Institutional Class
Actual	$1,000.00	$1,024.70	$1.02
Hypothetical (5% return before expenses)	$1,000.00	$1,024.20	$1.02
Investor Class
Actual	$1,000.00	$1,023.00	$2.86
Hypothetical (5% return before expenses)	$1,000.00	$1,022.38	$2.85
Class L
Actual	$1,000.00	$1,021.30	$4.13
Hypothetical (5% return before expenses)	$1,000.00	$1,021.12	$4.13
* Expenses are equal to the Fund's annualized expense ratio of 0.20% for the Institutional Class, 0.56% for the Investor Class and 0.81% for the Class L shares, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period.
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P SMALL CAP 600® INDEX FUND
Schedule of Investments
As of December 31, 2021
Shares		Fair Value
COMMON STOCK
Basic Materials — 4.74%
22,858	AdvanSix Inc	$ 1,080,041
103,374	Allegheny Technologies Inc(a)	1,646,748
22,922	American Vanguard Corp	375,692
86,021	Arconic Corp(a)	2,839,553
26,168	Balchem Corp	4,411,925
39,583	Carpenter Technology Corp	1,155,428
42,016	Century Aluminum Co(a)	695,785
12,987	Clearwater Paper Corp(a)	476,233
66,862	Ferro Corp(a)	1,459,597
43,106	GCP Applied Technologies Inc(a)	1,364,736
36,164	Glatfelter Corp	622,021
15,156	Hawkins Inc	597,904
42,465	HB Fuller Co	3,439,665
20,018	Innospec Inc	1,808,426
12,819	Kaiser Aluminum Corp	1,204,217
16,827	Koppers Holdings Inc(a)	526,685
26,302	Kraton Corp(a)	1,218,309
130,564	Livent Corp(a)	3,183,150
30,947	Mercer International Inc	371,055
13,272	Neenah Inc	614,228
10,844	Quaker Chemical Corp	2,502,578
48,942	Rayonier Advanced Materials Inc(a)	279,459
15,135	Rogers Corp(a)	4,131,855
24,736	Schweitzer-Mauduit International Inc	739,606
17,208	Stepan Co	2,138,782
28,619	Sylvamo Corp(a)	798,184
31,383	Trinseo PLC	1,646,352
10,368	Unifi Inc(a)	240,019
		41,568,233
Communications — 4.10%
38,791	ADTRAN Inc	885,598
23,313	AMC Networks Inc Class A(a)	802,900
9,002	ATN International Inc	359,630
27,071	CalAmp Corp(a)	191,121
53,491	Cars.com Inc(a)	860,670
34,287	Cogent Communications Holdings Inc	2,509,123
60,551	Consolidated Communications Holdings Inc(a)	452,921
22,076	ePlus Inc(a)	1,189,455
45,625	EW Scripps Co Class A	882,844
104,952	Extreme Networks Inc(a)	1,647,746
114,600	Gannett Co Inc(a)	610,818
83,142	Harmonic Inc(a)	977,750
21,083	HealthStream Inc(a)	555,748
24,791	InterDigital Inc	1,775,779
21,385	Liquidity Services Inc(a)	472,181
24,536	NETGEAR Inc(a)	716,697
26,616	Perficient Inc(a)	3,441,183
34,007	Plantronics Inc(a)	997,765
40,325	QuinStreet Inc(a)	733,512
24,170	Scholastic Corp	965,833
Shares		Fair Value
Communications — (continued)
41,131	Shenandoah Telecommunications Co	$ 1,048,840
18,901	Shutterstock Inc	2,095,743
20,959	TechTarget Inc(a)	2,004,938
79,467	Telephone & Data Systems Inc	1,601,260
13,374	Thryv Holdings Inc(a)	550,073
192,068	Viavi Solutions Inc(a)	3,384,238
204,018	Vonage Holdings Corp(a)	4,241,534
		35,955,900
Consumer, Cyclical — 13.73%
48,396	Abercrombie & Fitch Co Class A(a)	1,685,633
12,278	Allegiant Travel Co(a)	2,296,477
91,966	American Axle & Manufacturing Holdings Inc(a)	858,043
5,021	America's Car-Mart Inc(a)	514,150
18,696	Asbury Automotive Group Inc(a)	3,229,360
30,365	Barnes & Noble Education Inc(a)(b)	206,786
81,373	Bed Bath & Beyond Inc(a)(b)	1,186,418
26,919	Big Lots Inc	1,212,701
19,226	BJ's Restaurants Inc(a)	664,258
65,630	Bloomin' Brands Inc(a)	1,376,917
23,927	Boot Barn Holdings Inc(a)	2,944,217
36,772	Brinker International Inc(a)	1,345,487
23,834	Buckle Inc	1,008,417
31,419	Caleres Inc	712,583
14,753	Cato Corp Class A	253,161
6,897	Cavco Industries Inc(a)	2,190,832
24,143	Century Communities Inc	1,974,656
39,206	Cheesecake Factory Inc(a)	1,534,915
103,052	Chico's FAS Inc(a)	554,420
11,126	Children's Place Inc(a)(b)	882,181
15,585	Chuy's Holdings Inc(a)	469,420
86,034	Cinemark Holdings Inc(a)(b)	1,386,868
15,533	Conn's Inc(a)	365,336
13,562	Cooper-Standard Holdings Inc(a)	303,924
30,741	Dave & Buster's Entertainment Inc(a)	1,180,454
49,470	Designer Brands Inc Class A(a)(b)	702,969
13,749	Dine Brands Global Inc	1,042,312
23,000	Dorman Products Inc(a)	2,599,230
14,927	El Pollo Loco Holdings Inc(a)	211,814
17,085	Ethan Allen Interiors Inc	449,165
13,829	Fiesta Restaurant Group Inc(a)	152,257
36,510	Fossil Group Inc(a)(b)	375,688
35,921	G-III Apparel Group Ltd(a)	992,856
11,216	Genesco Inc(a)	719,731
26,852	Gentherm Inc(a)	2,333,439
34,930	GMS Inc(a)	2,099,642
14,627	Group 1 Automotive Inc	2,855,483
31,179	Guess? Inc	738,319
12,233	Haverty Furniture Cos Inc	373,963

See Notes to Financial Statements.

Annual Report - December 31, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P SMALL CAP 600® INDEX FUND
Schedule of Investments
As of December 31, 2021
Shares		Fair Value
Consumer, Cyclical — (continued)
40,552	Hawaiian Holdings Inc(a)	$ 744,940
60,454	Healthcare Services Group Inc	1,075,477
12,036	Hibbett Inc	865,749
34,971	HNI Corp	1,470,531
18,965	Installed Building Products Inc	2,649,790
48,073	Interface Inc	766,764
21,905	iRobot Corp(a)(b)	1,443,101
97,902	KAR Auction Services Inc(a)	1,529,229
38,443	Kontoor Brands Inc	1,970,204
36,124	La-Z-Boy Inc	1,311,662
20,422	LCI Industries	3,183,177
17,260	LGI Homes Inc(a)	2,666,325
23,347	LL Flooring Holdings Inc(a)	398,533
23,573	M/I Homes Inc(a)	1,465,769
17,223	Marcus Corp(a)(b)	307,603
17,365	MarineMax Inc(a)	1,025,230
45,691	MDC Holdings Inc	2,550,929
30,150	Meritage Homes Corp(a)	3,680,109
56,680	Meritor Inc(a)	1,404,530
31,131	Methode Electronics Inc	1,530,711
10,545	Monarch Casino & Resort Inc(a)	779,803
15,954	Motorcar Parts of America Inc(a)	272,335
13,072	Movado Group Inc	546,802
36,809	ODP Corp(a)	1,445,858
14,359	OptimizeRx Corp(a)	891,837
12,695	Oxford Industries Inc	1,288,796
9,152	PC Connection Inc	394,726
16,426	PetMed Express Inc(b)	414,921
19,568	PriceSmart Inc	1,431,791
13,095	Red Robin Gourmet Burgers Inc(a)	216,460
116,674	Resideo Technologies Inc(a)	3,037,024
24,928	Ruth's Hospitality Group Inc(a)	496,067
92,025	Sally Beauty Holdings Inc(a)	1,698,782
21,186	ScanSource Inc(a)	743,205
31,628	Shake Shack Inc Class A(a)	2,282,276
14,298	Shoe Carnival Inc	558,766
42,874	Signet Jewelers Ltd	3,731,324
40,710	SkyWest Inc(a)	1,599,903
18,343	Sleep Number Corp(a)	1,405,074
16,853	Sonic Automotive Inc Class A	833,381
15,438	Standard Motor Products Inc	808,797
61,825	Steven Madden Ltd	2,873,008
43,591	Titan International Inc(a)	477,757
38,313	Tupperware Brands Corp(a)	585,806
12,303	UniFirst Corp	2,588,551
11,009	Universal Electronics Inc(a)	448,617
20,641	Vera Bradley Inc(a)	175,655
11,091	Veritiv Corp(a)	1,359,424
46,299	Vista Outdoor Inc(a)	2,132,995
40,505	Wabash National Corp	790,658
27,038	Winnebago Industries Inc	2,025,687
66,560	Wolverine World Wide Inc	1,917,594
51,225	World Fuel Services Corp	1,355,926
17,159	Zumiez Inc(a)	823,460
		120,457,911
Shares		Fair Value
Consumer, Non-Cyclical — 18.76%
26,092	Aaron's Co Inc	$ 643,168
54,336	ABM Industries Inc	2,219,626
12,871	Addus HomeCare Corp(a)	1,203,567
40,882	Adtalem Global Education Inc(a)	1,208,472
37,217	Alarm.com Holdings Inc(a)	3,156,374
15,190	American Public Education Inc(a)	337,977
38,202	AMN Healthcare Services Inc(a)	4,673,251
30,569	Amphastar Pharmaceuticals Inc(a)	711,952
25,469	Andersons Inc	985,905
30,748	AngioDynamics Inc(a)	848,030
8,746	ANI Pharmaceuticals Inc(a)	403,016
11,832	Anika Therapeutics Inc(a)	423,941
69,071	Arlo Technologies Inc(a)	724,555
38,939	Avanos Medical Inc(a)	1,350,015
49,701	Avid Bioservices Inc(a)	1,450,275
52,832	B&G Foods Inc(b)	1,623,527
23,250	BioLife Solutions Inc(a)	866,527
14,245	Calavo Growers Inc	603,988
29,755	Cal-Maine Foods Inc	1,100,637
34,363	Cara Therapeutics Inc(a)	418,541
31,847	Cardiovascular Systems Inc(a)	598,087
30,833	Celsius Holdings Inc(a)	2,299,217
7,665	Central Garden & Pet Co(a)	403,409
32,826	Central Garden & Pet Co Class A(a)	1,570,724
26,333	Chefs' Warehouse Inc(a)	876,889
3,751	Coca-Cola Consolidated Inc	2,322,582
50,691	Coherus Biosciences Inc(a)	809,028
27,658	Collegium Pharmaceutical Inc(a)	516,651
99,143	Community Health Systems Inc(a)	1,319,593
23,634	CONMED Corp	3,350,356
76,652	Corcept Therapeutics Inc(a)	1,517,710
97,200	CoreCivic Inc(a)	969,084
7,590	CorVel Corp(a)	1,578,720
83,505	Covetrus Inc(a)	1,667,595
28,563	Cross Country Healthcare Inc(a)	792,909
32,038	CryoLife Inc(a)	651,973
13,038	Cutera Inc(a)	538,730
67,784	Cytokinetics Inc(a)	3,089,595
33,987	Deluxe Corp	1,091,323
9,405	Eagle Pharmaceuticals Inc(a)	478,903
44,162	Edgewell Personal Care Co	2,018,645
38,686	elf Beauty Inc(a)	1,284,762
38,692	Emergent BioSolutions Inc(a)	1,681,941
14,792	Enanta Pharmaceuticals Inc(a)	1,106,146
192,801	Endo International PLC(a)	724,932
42,418	Ensign Group Inc	3,561,415
48,271	EVERTEC Inc	2,412,585
8,894	Forrester Research Inc(a)	522,345
26,733	Fresh Del Monte Produce Inc	737,831
15,669	Fulgent Genetics Inc(a)(b)	1,576,145
37,891	Glaukos Corp(a)	1,683,876

See Notes to Financial Statements.

Annual Report - December 31, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P SMALL CAP 600® INDEX FUND
Schedule of Investments
As of December 31, 2021
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
44,188	Green Dot Corp Class A(a)	$ 1,601,373
29,213	Hanger Inc(a)	529,632
18,874	Harmony Biosciences Holdings Inc(a)(b)	804,787
16,210	Heidrick & Struggles International Inc	708,863
8,656	Heska Corp(a)	1,579,633
50,286	Innoviva Inc(a)	867,433
16,353	Inogen Inc(a)	556,002
26,682	Integer Holdings Corp(a)	2,283,712
14,361	Inter Parfums Inc	1,535,191
12,017	J & J Snack Foods Corp	1,898,205
7,049	John B Sanfilippo & Son Inc	635,538
11,690	Joint Corp(a)	767,916
29,176	Kelly Services Inc Class A	489,282
44,209	Korn Ferry	3,347,948
54,699	Lantheus Holdings Inc(a)	1,580,254
15,424	LeMaitre Vascular Inc	774,747
13,504	Ligand Pharmaceuticals Inc(a)	2,085,828
18,808	Magellan Health Inc(a)	1,786,572
9,386	Medifast Inc	1,965,710
69,859	MEDNAX Inc(a)	1,900,863
35,198	Meridian Bioscience Inc(a)	718,039
41,060	Merit Medical Systems Inc(a)	2,558,038
9,997	MGP Ingredients Inc	849,645
10,086	ModivCare Inc(a)	1,495,653
27,349	Monro Inc	1,593,626
64,528	Myriad Genetics Inc(a)	1,780,973
18,531	National Beverage Corp(b)	840,010
27,301	Natus Medical Inc(a)	647,853
149,135	Nektar Therapeutics(a)	2,014,814
99,491	NeoGenomics Inc(a)	3,394,633
35,509	Omnicell Inc(a)	6,407,244
58,381	OraSure Technologies Inc(a)	507,331
50,511	Organogenesis Holdings Inc(a)	466,722
16,096	Orthofix Medical Inc(a)	500,425
60,974	Owens & Minor Inc	2,652,369
35,994	Pacira BioSciences Inc(a)	2,165,759
21,830	Pennant Group Inc(a)	503,836
56,801	Perdoceo Education Corp(a)	667,980
15,593	Phibro Animal Health Corp Class A	318,409
40,487	Prestige Consumer Healthcare Inc(a)	2,455,537
26,415	Quanex Building Products Corp	654,564
36,240	RadNet Inc(a)	1,091,186
30,124	REGENXBIO Inc(a)	985,055
48,872	Rent-A-Center Inc	2,347,811
24,633	Resources Connection Inc	439,453
85,635	Select Medical Holdings Corp	2,517,669
5,472	Seneca Foods Corp Class A(a)	262,382
68,148	Simply Good Foods Co(a)	2,832,912
28,261	SpartanNash Co	728,003
128,160	Spectrum Pharmaceuticals Inc(a)	162,763
18,112	Strategic Education Inc	1,047,598
42,974	Supernus Pharmaceuticals Inc(a)	1,253,122
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
10,814	Surmodics Inc(a)	$ 520,694
16,027	Tactile Systems Technology Inc(a)	304,994
35,501	Tivity Health Inc(a)	938,646
13,630	Tootsie Roll Industries Inc	493,815
45,077	TreeHouse Foods Inc(a)	1,826,971
28,284	TrueBlue Inc(a)	782,618
29,444	uniQure NV(a)	610,669
45,535	United Natural Foods Inc(a)	2,234,858
20,196	Universal Corp	1,109,164
10,433	US Physical Therapy Inc	996,873
9,444	USANA Health Sciences Inc(a)	955,733
45,019	Vanda Pharmaceuticals Inc(a)	706,348
31,555	Varex Imaging Corp(a)	995,560
105,748	Vector Group Ltd	1,213,987
37,842	Vericel Corp(a)(b)	1,487,191
16,489	Viad Corp(a)	705,564
11,077	WD-40 Co	2,709,877
43,318	WW International Inc(a)	698,719
47,301	Xencor Inc(a)	1,897,716
15,846	Zynex Inc(a)(b)	157,985
		164,615,930
Energy — 4.80%
110,607	Archrock Inc	827,340
18,799	Bristow Group Inc(a)	595,364
38,087	Callon Petroleum Co(a)(b)	1,799,611
58,253	Civitas Resources Inc	2,852,649
25,163	CONSOL Energy Inc(a)	571,452
36,742	Core Laboratories NV	819,714
14,771	DMC Global Inc(a)	585,079
28,467	Dril-Quip Inc(a)	560,231
19,900	FutureFuel Corp	152,036
43,310	Green Plains Inc(a)	1,505,456
113,336	Helix Energy Solutions Group Inc(a)	353,608
87,191	Helmerich & Payne Inc	2,066,427
11,587	Laredo Petroleum Inc(a)(b)	696,726
89,127	Matador Resources Co	3,290,569
6,225	Nabors Industries Ltd(a)	504,785
87,223	NOW Inc(a)	744,884
79,314	Oceaneering International Inc(a)	897,041
49,173	Oil States International Inc(a)	244,390
38,127	Par Pacific Holdings Inc(a)	628,714
172,076	Patterson-UTI Energy Inc	1,454,042
76,762	PBF Energy Inc Class A(a)	995,603
78,691	PDC Energy Inc	3,838,547
70,785	ProPetro Holding Corp(a)	573,359
201,850	Range Resources Corp(a)	3,598,986
16,953	Ranger Oil Corp Class A(a)	456,375
40,622	Renewable Energy Group Inc(a)	1,723,998
4,374	REX American Resources Corp(a)	419,904
57,204	RPC Inc(a)	259,706
98,160	SM Energy Co	2,893,757
820,178	Southwestern Energy Co(a)	3,822,029

See Notes to Financial Statements.

Annual Report - December 31, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P SMALL CAP 600® INDEX FUND
Schedule of Investments
As of December 31, 2021
Shares		Fair Value
Energy — (continued)
64,881	SunCoke Energy Inc	$ 427,566
32,894	Talos Energy Inc(a)	322,361
58,650	US Silica Holdings Inc(a)	551,310
41,543	Warrior Met Coal Inc	1,068,071
		42,101,690
Financial — 26.23%
71,979	Acadia Realty Trust REIT	1,571,302
56,388	Agree Realty Corp REIT	4,023,848
58,610	Alexander & Baldwin Inc REIT	1,470,525
15,260	Allegiance Bancshares Inc	644,125
36,964	Ambac Financial Group Inc(a)	593,272
42,514	American Assets Trust Inc REIT	1,595,550
66,535	American Equity Investment Life Holding Co	2,589,542
53,457	Ameris Bancorp	2,655,744
15,359	AMERISAFE Inc	826,775
104,927	Apollo Commercial Real Estate Finance Inc REIT	1,380,839
48,995	Armada Hoffler Properties Inc REIT	745,704
72,476	ARMOUR Residential Inc REIT(b)	710,990
56,409	Assured Guaranty Ltd	2,831,732
43,269	Axos Financial Inc(a)	2,419,170
12,792	B Riley Financial Inc	1,136,697
43,715	Banc of California Inc	857,688
15,129	BancFirst Corp	1,067,502
46,052	Bancorp Inc(a)	1,165,576
71,993	BankUnited Inc	3,046,024
27,970	Banner Corp	1,696,940
39,072	Berkshire Hills Bancorp Inc	1,110,817
38,906	Blucora Inc(a)	673,852
138,711	Brandywine Realty Trust REIT	1,861,502
29,518	Brightsphere Investment Group Inc	755,661
61,780	Brookline Bancorp Inc	1,000,218
105,794	Capitol Federal Financial Inc	1,198,646
78,410	CareTrust Inc REIT	1,790,100
11,541	Centerspace REIT	1,279,897
23,055	Central Pacific Financial Corp	649,459
39,297	Chatham Lodging Trust REIT(a)	539,155
12,274	City Holding Co	1,003,890
62,818	Columbia Banking System Inc	2,055,405
43,581	Community Bank System Inc	3,245,913
18,622	Community Healthcare Trust Inc REIT	880,262
24,097	Customers Bancorp Inc(a)	1,575,221
102,942	CVB Financial Corp	2,203,988
170,197	DiamondRock Hospitality Co REIT(a)	1,635,593
26,828	Dime Community Bancshares Inc	943,272
189,313	Diversified Healthcare Trust REIT	584,977
52,874	Douglas Elliman Inc(a)	608,051
26,035	Eagle Bancorp Inc	1,518,882
Shares		Fair Value
Financial — (continued)
69,606	Easterly Government Properties Inc REIT	$ 1,595,370
18,831	eHealth Inc(a)	480,191
43,343	Ellington Financial Inc REIT	740,732
22,570	Employers Holdings Inc	933,947
20,374	Encore Capital Group Inc(a)	1,265,429
29,508	Enova International Inc(a)	1,208,648
98,241	Essential Properties Realty Trust Inc REIT	2,832,288
44,322	EZCORP Inc Class A(a)	326,653
28,917	FB Financial Corp	1,267,143
27,913	First Bancorp North Carolina	1,276,182
166,388	First BanCorp Puerto Rico	2,292,827
75,570	First Commonwealth Financial Corp	1,215,921
76,322	First Financial Bancorp	1,860,730
104,096	First Hawaiian Inc	2,844,944
92,250	First Midwest Bancorp Inc	1,889,280
42,719	Flagstar Bancorp Inc	2,047,949
62,508	Four Corners Property Trust Inc REIT	1,838,360
35,005	Franklin BSP Realty Trust Inc REIT	522,975
78,836	Franklin Street Properties Corp REIT	469,074
410,007	Genworth Financial Inc Class A(a)	1,660,528
96,404	GEO Group Inc REIT	747,131
31,270	Getty Realty Corp REIT	1,003,454
83,720	Global Net Lease Inc REIT	1,279,242
45,156	Granite Point Mortgage Trust Inc REIT	528,777
44,539	Great Western Bancorp Inc	1,512,544
10,535	Greenhill & Co Inc	188,893
23,812	Hanmi Financial Corp	563,868
6,367	HCI Group Inc	531,899
28,259	Heritage Financial Corp	690,650
25,537	Hersha Hospitality Trust REIT(a)	234,174
48,776	Hilltop Holdings Inc	1,713,989
16,868	HomeStreet Inc	877,136
98,058	Hope Bancorp Inc	1,442,433
33,735	Horace Mann Educators Corp	1,305,545
84,493	Independence Realty Trust Inc REIT	2,182,454
38,395	Independent Bank Corp	3,130,344
29,839	Independent Bank Group Inc	2,152,884
53,554	Industrial Logistics Properties Trust REIT	1,341,528
19,336	Innovative Industrial Properties Inc REIT	5,083,628
251,911	Invesco Mortgage Capital Inc REIT	700,313
182,180	Investors Bancorp Inc	2,760,027
57,249	iStar Inc REIT(b)	1,478,742
29,636	James River Group Holdings Ltd	853,813
35,880	KKR Real Estate Finance Trust Inc REIT	747,380
20,632	Lakeland Financial Corp	1,653,448

See Notes to Financial Statements.

Annual Report - December 31, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P SMALL CAP 600® INDEX FUND
Schedule of Investments
As of December 31, 2021
Shares		Fair Value
Financial — (continued)
9,267	LendingTree Inc(a)	$ 1,136,134
32,341	LTC Properties Inc REIT	1,104,122
228,537	LXP Realty Trust REIT	3,569,748
20,522	Marcus & Millichap Inc(a)	1,056,062
25,644	Meta Financial Group Inc	1,529,921
60,705	Mr Cooper Group Inc(a)	2,525,935
24,198	National Bank Holdings Corp Class A	1,063,260
34,627	NBT Bancorp Inc	1,333,832
301,734	New York Mortgage Trust Inc REIT	1,122,450
18,364	NexPoint Residential Trust Inc REIT	1,539,454
69,792	NMI Holdings Inc Class A(a)	1,524,955
35,703	Northfield Bancorp Inc	576,960
101,221	Northwest Bancshares Inc	1,433,289
38,391	Office Properties Income Trust REIT	953,632
40,131	OFG Bancorp	1,065,879
133,990	Old National Bancorp	2,427,899
43,775	Orion Office Inc REIT(a)	817,279
76,245	Pacific Premier Bancorp Inc	3,052,087
19,519	Palomar Holdings Inc(a)	1,264,246
11,571	Park National Corp	1,588,814
77,768	PennyMac Mortgage Investment Trust REIT	1,347,719
11,405	Piper Sandler Cos	2,035,907
35,887	PRA Group Inc(a)	1,801,886
10,914	Preferred Bank	783,516
42,818	ProAssurance Corp	1,083,295
62,435	Provident Financial Services Inc	1,512,176
15,477	RE/MAX Holdings Inc Class A	471,894
47,575	Ready Capital Corp REIT	743,597
94,211	Realogy Holdings Corp(a)	1,583,687
92,666	Redwood Trust Inc REIT	1,222,265
44,877	Renasant Corp	1,703,082
98,355	Retail Opportunity Investments Corp REIT	1,927,758
68,112	RPT Realty REIT	911,339
32,433	S&T Bancorp Inc	1,022,288
11,426	Safehold Inc REIT	912,366
11,252	Safety Insurance Group Inc	956,758
10,532	Saul Centers Inc REIT	558,407
47,150	Seacoast Banking Corp of Florida	1,668,639
100,692	Selectquote Inc(a)	912,270
135,641	Service Properties Trust REIT	1,192,284
39,425	ServisFirst Bancshares Inc	3,348,759
92,791	Simmons First National Corp Class A	2,744,758
70,347	SiriusPoint Ltd(a)	571,921
145,078	SITE Centers Corp REIT	2,296,585
26,194	Southside Bancshares Inc	1,095,433
26,645	St Joe Co	1,386,872
21,729	Stewart Information Services Corp	1,732,453
13,524	StoneX Group Inc(a)	828,345
Shares		Fair Value
Financial — (continued)
84,095	Summit Hotel Properties Inc REIT(a)	$ 820,767
84,491	Tanger Factory Outlet Centers Inc REIT(b)	1,628,986
9,533	Tompkins Financial Corp	796,768
19,083	Triumph Bancorp Inc(a)	2,272,404
27,727	Trupanion Inc(a)	3,660,796
15,143	TrustCo Bank Corp	504,413
50,464	Trustmark Corp	1,638,061
278,743	Two Harbors Investment Corp REIT	1,608,347
84,542	United Community Banks Inc	3,038,439
16,916	United Fire Group Inc	392,282
190,763	Uniti Group Inc REIT	2,672,590
10,691	Universal Health Realty Income Trust REIT	635,794
21,811	Universal Insurance Holdings Inc	370,787
24,195	Urstadt Biddle Properties Inc REIT Class A	515,354
63,911	Veris Residential Inc REIT(a)	1,174,684
39,834	Veritex Holdings Inc	1,584,597
5,785	Virtus Investment Partners Inc	1,718,724
23,817	Walker & Dunlop Inc	3,593,509
68,392	Washington REIT	1,767,933
21,709	Westamerica BanCorp	1,253,261
36,407	Whitestone REIT	368,803
87,647	WisdomTree Investments Inc	536,400
3,410	World Acceptance Corp(a)	836,916
52,923	WSFS Financial Corp	2,652,501
93,026	Xenia Hotels & Resorts Inc REIT(a)	1,684,701
		230,187,807
Industrial — 16.49%
33,469	AAON Inc	2,658,443
27,405	AAR Corp(a)	1,069,617
30,638	Advanced Energy Industries Inc	2,789,896
60,498	Aerojet Rocketdyne Holdings Inc	2,828,886
18,665	AeroVironment Inc(a)	1,157,790
7,865	Alamo Group Inc	1,157,571
26,166	Albany International Corp Class A	2,314,383
13,416	American Woodmark Corp(a)	874,723
20,351	Apogee Enterprises Inc	979,901
31,077	Applied Industrial Technologies Inc	3,191,608
20,661	ArcBest Corp	2,476,221
39,158	Arcosa Inc	2,063,627
18,136	Astec Industries Inc	1,256,281
21,815	Atlas Air Worldwide Holdings Inc(a)	2,053,228
20,100	AZZ Inc	1,111,329
23,637	Badger Meter Inc	2,518,759
37,890	Barnes Group Inc	1,765,295
28,597	Benchmark Electronics Inc	774,979
31,783	Boise Cascade Co	2,262,950

See Notes to Financial Statements.

Annual Report - December 31, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P SMALL CAP 600® INDEX FUND
Schedule of Investments
As of December 31, 2021
Shares		Fair Value
Industrial — (continued)
39,215	Brady Corp Class A	$ 2,113,688
28,786	Chart Industries Inc(a)	4,591,079
15,656	CIRCOR International Inc(a)	425,530
29,124	Comfort Systems USA Inc	2,881,529
21,243	Comtech Telecommunications Corp	503,247
22,763	Dorian LPG Ltd	288,862
14,021	DXP Enterprises Inc(a)	359,919
16,367	Encore Wire Corp	2,342,118
49,496	Enerpac Tool Group Corp	1,003,779
16,651	EnPro Industries Inc	1,832,776
21,189	ESCO Technologies Inc	1,906,798
42,111	Exponent Inc	4,915,617
29,914	Fabrinet (a)	3,543,912
14,711	FARO Technologies Inc(a)	1,030,064
49,351	Federal Signal Corp	2,138,872
21,848	Forward Air Corp	2,645,574
31,517	Franklin Electric Co Inc	2,980,247
26,545	Gibraltar Industries Inc(a)	1,770,021
37,443	Granite Construction Inc	1,449,044
25,854	Greenbrier Cos Inc	1,186,440
38,545	Griffon Corp	1,097,762
64,761	Harsco Corp(a)	1,082,156
10,236	Haynes International Inc	412,818
38,258	Heartland Express Inc	643,500
59,021	Hillenbrand Inc	3,068,502
27,449	Hub Group Inc Class A(a)	2,312,304
23,156	Ichor Holdings Ltd(a)	1,065,871
16,079	Insteel Industries Inc	640,105
36,584	Itron Inc(a)	2,506,736
25,671	John Bean Technologies Corp	3,942,039
22,034	Kaman Corp	950,767
74,786	Knowles Corp(a)	1,746,253
8,814	Lindsay Corp	1,339,728
48,953	Marten Transport Ltd	840,033
16,649	Materion Corp	1,530,709
34,180	Matson Inc	3,077,225
25,130	Matthews International Corp Class A	921,517
4,222	Mesa Laboratories Inc	1,385,196
23,657	Moog Inc Class A	1,915,507
46,356	Mueller Industries Inc	2,751,692
29,069	Myers Industries Inc	581,671
13,632	MYR Group Inc(a)	1,507,018
4,041	National Presto Industries Inc	331,483
9,570	NV5 Global Inc(a)	1,321,808
125,312	O-I Glass Inc(a)	1,507,503
7,237	Olympic Steel Inc	170,069
13,281	OSI Systems Inc(a)	1,237,789
14,514	Park Aerospace Corp	191,585
18,160	Patrick Industries Inc	1,465,330
48,183	PGT Innovations Inc(a)	1,083,636
22,828	Plexus Corp(a)	2,188,977
7,630	Powell Industries Inc	225,009
22,320	Proto Labs Inc(a)	1,146,132
51,698	Sanmina Corp(a)	2,143,399
36,697	SPX Corp(a)	2,190,077
33,915	SPX FLOW Inc	2,932,969
Shares		Fair Value
Industrial — (continued)
9,768	Standex International Corp	$ 1,080,927
14,071	Sturm Ruger & Co Inc	957,109
15,079	Tennant Co	1,222,002
34,297	TimkenSteel Corp(a)	565,900
20,621	Tredegar Corp	243,740
52,210	Triumph Group Inc(a)	967,451
83,476	TTM Technologies Inc(a)	1,243,792
50,010	UFP Industries Inc	4,601,420
26,023	US Ecology Inc(a)	831,175
22,268	Watts Water Technologies Inc Class A	4,323,778
		144,706,772
Technology — 8.43%
103,215	3D Systems Corp(a)(b)	2,223,251
92,081	8x8 Inc(a)	1,543,278
15,505	Agilysys Inc(a)	689,352
99,442	Allscripts Healthcare Solutions Inc(a)	1,834,705
30,524	Apollo Medical Holdings Inc(a)	2,242,904
27,177	Axcelis Technologies Inc(a)	2,026,317
31,071	Bottomline Technologies Inc(a)	1,754,579
18,202	CEVA Inc(a)	787,054
39,553	Cohu Inc(a)	1,506,574
11,771	Computer Programs and Systems Inc(a)	344,890
13,037	Consensus Cloud Solutions Inc(a)	754,451
26,045	CSG Systems International Inc	1,500,713
25,599	CTS Corp	939,995
57,471	Diebold Nixdorf Inc(a)	520,113
26,888	Digi International Inc(a)	660,638
36,378	Diodes Inc(a)	3,994,668
23,464	Donnelley Financial Solutions Inc(a)	1,106,093
18,870	Ebix Inc	573,648
26,912	ExlService Holdings Inc(a)	3,896,050
63,198	FormFactor Inc(a)	2,889,413
28,191	Insight Enterprises Inc(a)	3,005,161
50,075	Kulicke & Soffa Industries Inc	3,031,540
53,179	LivePerson Inc(a)	1,899,554
15,700	Loyalty Ventures Inc(a)	472,099
22,310	ManTech International Corp Class A	1,627,068
57,047	MaxLinear Inc(a)	4,300,773
59,971	NetScout Systems Inc(a)	1,983,841
46,467	NextGen Healthcare Inc(a)	826,648
27,719	OneSpan Inc(a)	469,283
39,820	Onto Innovation Inc(a)	4,030,979
24,329	PDF Solutions Inc(a)	773,419
49,528	Photronics Inc(a)	933,603
132,050	Pitney Bowes Inc	875,491
35,428	Progress Software Corp	1,710,110
88,375	Rambus Inc(a)	2,597,341
13,011	Simulations Plus Inc(b)	615,420
18,487	SMART Global Holdings Inc(a)	1,312,392
29,061	SPS Commerce Inc(a)	4,136,833
18,213	Tabula Rasa HealthCare Inc(a)	273,195

See Notes to Financial Statements.

Annual Report - December 31, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P SMALL CAP 600® INDEX FUND
Schedule of Investments
As of December 31, 2021
Shares		Fair Value
Technology — (continued)
14,918	TTEC Holdings Inc	$ 1,350,825
36,282	Ultra Clean Holdings Inc(a)	2,081,136
55,154	Unisys Corp(a)	1,134,518
40,811	Veeco Instruments Inc(a)	1,161,889
85,246	Xperi Holding Corp	1,612,002
		74,003,806
Utilities — 1.89%
29,848	American States Water Co	3,087,477
57,186	Avista Corp	2,429,833
42,512	California Water Service Group	3,054,912
14,226	Chesapeake Utilities Corp	2,074,293
14,268	Middlesex Water Co	1,716,441
25,094	Northwest Natural Holding Co	1,224,085
90,866	South Jersey Industries Inc	2,373,420
12,733	Unitil Corp	585,591
		16,546,052
TOTAL COMMON STOCK — 99.17% (Cost $629,686,621)		$870,144,101
GOVERNMENT MONEY MARKET MUTUAL FUNDS
1,231,000	BlackRock FedFund Institutional Class(c), 0.03%(d)	1,231,000
1,231,000	Federated Hermes Government Obligations Fund Premier Shares(c), 0.03%(d)	1,231,000
567,000	Fidelity® Investments Money Market Government Portfolio Institutional Class(c), 0.01%(d)	567,000
1,231,000	Goldman Sachs Financial Square Government Fund Institutional Class(c), 0.02%(d)	1,231,000
1,231,000	Invesco Government & Agency Portfolio Institutional Class(c), 0.03%(d)	1,231,000
1,231,000	JPMorgan U.S. Government Money Market Fund Capital Shares(c), 0.03%(d)	1,231,000
567,000	Morgan Stanley Institutional Liquidity Government Portfolio Institutional Class(c), 0.03%(d)	567,000
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 0.83% (Cost $7,289,000)		$ 7,289,000
Principal Amount		Fair Value
SHORT TERM INVESTMENTS
Repurchase Agreements — 0.68%
$3,139,568	Undivided interest of 3.77% in a repurchase agreement (principal amount/value $83,389,448 with a maturity value of $83,389,795) with RBC Capital Markets Corp, 0.05%, dated 12/31/21 to be repurchased at $3,139,568 on 1/3/22 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 6.50%, 5/15/22 - 12/1/51, with a value of $85,057,237.(c)	$ 3,139,568
2,790,793	Undivided interest of 6.32% in a repurchase agreement (principal amount/value $44,179,558 with a maturity value of $44,179,779) with Citigroup Global Markets Inc, 0.06%, dated 12/31/21 to be repurchased at $2,790,793 on 1/3/22 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 3.50%, 2/15/22 - 12/20/51, with a value of $45,063,151.(c)	2,790,793
TOTAL SHORT TERM INVESTMENTS — 0.68% (Cost $5,930,361)		$ 5,930,361
TOTAL INVESTMENTS — 100.68% (Cost $642,905,982)		$883,363,462
OTHER ASSETS & LIABILITIES, NET — (0.68)%		$ (5,970,383)
TOTAL NET ASSETS — 100.00%		$877,393,079

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan at December 31, 2021.
(c)	Collateral received for securities on loan.
(d)	Rate shown is the 7-day yield as of December 31, 2021.
REIT	Real Estate Investment Trust
See Notes to Financial Statements.

Annual Report - December 31, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P SMALL CAP 600® INDEX FUND
Schedule of Investments
As of December 31, 2021
At December 31, 2021, the Fund held the following outstanding exchange traded futures contracts:
Description	Number of Contracts		Notional Amount	Expiration Date	Fair Value and Net Unrealized Appreciation
Long
Russell 2000 Mini Futures	95	USD	10,653,300	March 2022	$441,528
See Notes to Financial Statements.

Annual Report - December 31, 2021

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of December 31, 2021
Great-West S&P Small Cap 600® Index Fund
ASSETS:
Investments in securities, fair value (including $12,703,101 of securities on loan)(a)	$877,433,101
Repurchase agreements, fair value(b)	5,930,361
Cash	8,023,270
Cash pledged on futures contracts	3,304,216
Dividends receivable	880,850
Subscriptions receivable	856,490
Receivable for investments sold	542,742
Total Assets	896,971,030
LIABILITIES:
Payable for director fees	3,085
Payable for distribution fees	548
Payable for investments purchased	1,626,222
Payable for other accrued fees	74,932
Payable for shareholder services fees	147,845
Payable to investment adviser	153,454
Payable upon return of securities loaned	13,219,361
Redemptions payable	4,289,690
Variation margin on futures contracts	62,814
Total Liabilities	19,577,951
NET ASSETS	$877,393,079
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$7,960,904
Paid-in capital in excess of par	613,186,413
Undistributed/accumulated earnings	256,245,762
NET ASSETS	$877,393,079
NET ASSETS BY CLASS
Investor Class	$505,466,415
Class L	$2,608,881
Institutional Class	$369,317,783
CAPITAL STOCK:
Authorized
Investor Class	140,000,000
Class L	10,000,000
Institutional Class	150,000,000
Issued and Outstanding
Investor Class	34,763,712
Class L	124,597
Institutional Class	44,720,729
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$14.54
Class L	$20.94
Institutional Class	$8.26
(a) Cost of investments	$636,975,621
(b) Cost of repurchase agreements	$5,930,361
See Notes to Financial Statements.

Annual Report - December 31, 2021

GREAT-WEST FUNDS, INC.
Statement of Operations
For the fiscal year ended December 31, 2021
Great-West S&P Small Cap 600® Index Fund
INVESTMENT INCOME:
Income from securities lending	$145,200
Dividends	11,885,982
Foreign withholding tax	(9,700)
Total Income	12,021,482
EXPENSES:
Management fees	1,608,343
Shareholder services fees – Investor Class	1,660,389
Shareholder services fees – Class L	8,815
Audit and tax fees	31,626
Custodian fees	37,607
Director's fees	17,642
Distribution fees – Class L	6,298
Legal fees	10,361
Pricing fees	3,748
Registration fees	38,449
Shareholder report fees	12,636
Transfer agent fees	12,926
Other fees	3,583
Total Expenses	3,452,423
Less amount waived by investment adviser	18,348
Net Expenses	3,434,075
NET INVESTMENT INCOME	8,587,407
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments	111,124,170
Net realized gain on futures contracts	845,601
Net Realized Gain	111,969,771
Net change in unrealized appreciation on investments	76,942,644
Net change in unrealized appreciation on futures contracts	427,362
Net Change in Unrealized Appreciation	77,370,006
Net Realized and Unrealized Gain	189,339,777
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$197,927,184
See Notes to Financial Statements.

Annual Report - December 31, 2021

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2021 and December 31, 2020
Great-West S&P Small Cap 600® Index Fund	2021	2020
OPERATIONS:
Net investment income	$8,587,407	$9,594,415
Net realized gain	111,969,771	55,211,593
Net change in unrealized appreciation	77,370,006	21,552,873
Net Increase in Net Assets Resulting from Operations	197,927,184	86,358,881
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(49,496,564)	(27,302,137)
Class L	(171,391)	(844,393)
Institutional Class	(65,357,411)	(39,318,574)
From Net Investment Income and Net Realized Gains	(115,025,366)	(67,465,104)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	173,502,094	155,569,141
Class L	229,158	21,646,148
Institutional Class	83,735,683	96,221,079
Shares issued in reinvestment of distributions
Investor Class	49,496,564	27,302,137
Class L	171,391	844,393
Institutional Class	65,357,411	39,318,574
Shares redeemed
Investor Class	(214,671,970)	(196,378,416)
Class L	(283,396)	(120,300,141)
Institutional Class	(160,186,263)	(167,851,126)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(2,649,328)	(143,628,211)
Total Increase (Decrease) in Net Assets	80,252,490	(124,734,434)
NET ASSETS:
Beginning of year	797,140,589	921,875,023
End of year	$877,393,079	$797,140,589
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	11,391,923	15,047,874
Class L	11,044	1,601,482
Institutional Class	8,985,765	16,914,316
Shares issued in reinvestment of distributions
Investor Class	3,360,488	2,279,510
Class L	8,112	57,490
Institutional Class	7,703,537	5,332,828
Shares redeemed
Investor Class	(14,242,691)	(18,222,147)
Class L	(13,482)	(8,524,822)
Institutional Class	(17,356,391)	(23,569,078)
Net Decrease	(151,695)	(9,082,547)
See Notes to Financial Statements.

Annual Report - December 31, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P SMALL CAP 600® INDEX FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return (b)(c)
Investor Class
12/31/2021	$12.79	0.13	3.19	3.32	(0.31)	(1.26)	(1.57)	$14.54	25.95%
12/31/2020	$12.35	0.12	1.16	1.28	(0.16)	(0.68)	(0.84)	$12.79	10.93%
12/31/2019	$10.79	0.13	2.25	2.38	(0.07)	(0.75)	(0.82)	$12.35	22.29%
12/31/2018	$13.52	0.14	(1.31)	(1.17)	(0.16)	(1.40)	(1.56)	$10.79	(8.99%)
12/31/2017	$13.20	0.13	1.53	1.66	(0.22)	(1.12)	(1.34)	$13.52	12.75%
Class L
12/31/2021	$17.83	0.13	4.43	4.56	(0.19)	(1.26)	(1.45)	$20.94	25.61%
12/31/2020	$16.80	0.12	1.65	1.77	(0.06)	(0.68)	(0.74)	$17.83	10.82%
12/31/2019	$14.43	0.14	3.00	3.14	(0.02)	(0.75)	(0.77)	$16.80	21.87%
12/31/2018	$17.50	0.14	(1.71)	(1.57)	(0.10)	(1.40)	(1.50)	$14.43	(9.21%)
12/31/2017	$16.70	0.12	1.95	2.07	(0.15)	(1.12)	(1.27)	$17.50	12.52%
Institutional Class
12/31/2021	$ 7.87	0.11	1.96	2.07	(0.42)	(1.26)	(1.68)	$ 8.26	26.40%
12/31/2020	$ 7.93	0.10	0.73	0.83	(0.21)	(0.68)	(0.89)	$ 7.87	11.47%
12/31/2019	$ 7.23	0.12	1.48	1.60	(0.15)	(0.75)	(0.90)	$ 7.93	22.51%
12/31/2018	$ 9.67	0.14	(0.93)	(0.79)	(0.25)	(1.40)	(1.65)	$ 7.23	(8.65%)
12/31/2017	$ 9.82	0.13	1.14	1.27	(0.30)	(1.12)	(1.42)	$ 9.67	13.17%
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(d)
Supplemental Data and Ratios
Investor Class
12/31/2021	$505,466	0.56%	0.56%	0.86%	20%
12/31/2020	$438,004	0.56%	0.56%	1.11%	24%
12/31/2019	$433,934	0.56%	0.56%	1.11%	21%
12/31/2018	$413,791	0.56%	0.56%	0.98%	21%
12/31/2017	$532,234	0.58%	0.58%	0.92%	24%
Class L
12/31/2021	$ 2,609	0.97%	0.81%	0.62%	20%
12/31/2020	$ 2,121	0.87%	0.81%	0.87%	24%
12/31/2019	$117,320	0.86%	0.81%	0.88%	21%
12/31/2018	$ 74,687	0.88%	0.81%	0.75%	21%
12/31/2017	$ 62,431	0.87%	0.83%	0.71%	24%
Institutional Class
12/31/2021	$369,318	0.20%	0.20%	1.21%	20%
12/31/2020	$357,016	0.20%	0.20%	1.47%	24%
12/31/2019	$370,621	0.20%	0.20%	1.47%	21%
12/31/2018	$314,133	0.20%	0.20%	1.35%	21%
12/31/2017	$350,290	0.23%	0.23%	1.28%	24%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Portfolio turnover is calculated at the Fund level.
See Notes to Financial Statements.

Annual Report - December 31, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P SMALL CAP 600® INDEX FUND
Notes to Financial Statements

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of forty-six funds. Interests in the Great-West S&P Small Cap 600® Index Fund (the Fund) are included herein. The investment objective of the Fund is to seek investment results that track the total return of the common stocks that comprise the Standard & Poor’s SmallCap 600® Index. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option to insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.
The Fund offers three share classes, referred to as Investor Class, Class L and Institutional Class shares. Effective as of the close of business on October 2, 2020, Class L shares are closed to new investors. Existing shareholders may continue to contribute, reinvest dividends and capital gains arising from Class L shares. The Fund reserves the right to modify or limit the above exceptions or re-open Class L shares at any time without prior notice. All shares of the Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class. Expenses incurred by Great-West Funds, which are not Fund specific, are allocated based on relative net assets or other appropriate allocation methods.
The outbreak of the novel strain of coronavirus, specifically identified as "COVID-19", has affected the worldwide economy, the financial health of individual companies and the market in general. Global equity markets have experienced significant volatility and weakness. Governments and central banks have reacted with significant monetary and fiscal interventions designed to stabilize economic conditions. The duration and impact of the COVID-19 outbreak is unknown at this time, as is the efficacy of the government and central bank interventions. It is not possible to reliably estimate the length and severity of these developments and the impact on the financial results and condition of the Fund in future periods.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Fund is also an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services - Investment Companies. The following is a summary of the significant accounting policies of the Fund.
Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.

Annual Report - December 31, 2021

For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Government Money Market Mutual Funds	Net asset value of underlying mutual fund.
Short Term Investments	Maturity date, credit quality and interest rates.
Futures Contracts	Exchange traded close price.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.

Annual Report - December 31, 2021

As of December 31, 2021, all of the Fund’s investments are valued using Level 1 inputs, except for Short Term Investments, which are valued using Level 2 inputs. More information regarding the sector classifications, as applicable, are included in the Schedule of Investments.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.
Federal Income Taxes and Distributions to Shareholders
The Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.
Distributions to shareholders from net investment income of the Fund, if any, are declared and paid semi-annually. Capital gain distributions of the Fund, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Fund at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.
The tax character of distributions paid during the years ended December 31, 2021 and 2020 were as follows:
	2021	2020
Ordinary income	$26,072,146	$15,423,925
Long-term capital gain	88,953,220	52,041,179
	$115,025,366	$67,465,104
Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales, distribution adjustments and adjustments for real estate investment trusts.
The tax components of capital shown in the following table represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation for federal income tax purposes. At December 31, 2021, the components of distributable earnings on a tax basis were as follows:
Undistributed net investment income	$637,224
Undistributed long-term capital gains	20,072,299
Capital loss carryforwards	—
Post-October losses	—
Net unrealized appreciation	235,536,239
Tax composition of capital	$256,245,762

Annual Report - December 31, 2021

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of December 31, 2021 were as follows:
Federal tax cost of investments	$648,268,751
Gross unrealized appreciation on investments	297,397,151
Gross unrealized depreciation on investments	(61,860,912)
Net unrealized appreciation on investments	$235,536,239
2.  DERIVATIVE FINANCIAL INSTRUMENTS
The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates.
In pursuit of the Fund's investment objectives, the Fund may seek to use derivatives to increase or decrease its exposure to the following market risks:
Equity Risk - The risk that relates to the change in value of equity securities as they relate to increases or decreases in the general market.
The Fund is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Fund. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
Futures Contracts
The Fund uses futures contracts to equitize cash. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations.
Futures contracts are reported in a table following the Schedule of Investments. Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. This is recorded as variation margin on futures contracts on the Statement of Assets and Liabilities. When the Fund enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed, and is reflected in net realized gain or loss on the Statement of Operations. The Fund held an average of 95 futures contracts for the reporting period.
Derivative Financial Instruments Categorized by Risk Exposure
Valuation of derivative investments as of December 31, 2021 is as follows:
Asset Derivatives
Risk Exposure	Statement of Assets and Liabilities Location	Fair Value
Equity contracts (futures contracts)	Net unrealized appreciation on futures contracts	$441,528 (a)
(a)	Includes cumulative appreciation of futures contracts as reported in the Fund’s Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Annual Report - December 31, 2021

The effect of derivative investments for the year ended December 31, 2021 is as follows:
	Realized Gain or (Loss)		Change in Unrealized Appreciation or (Depreciation)
Risk Exposure	Statement of Operations Location		Statement of Operations Location
Equity contracts (futures contracts)	Net realized gain on futures contracts	$845,601	Net change in unrealized appreciation on futures contracts	$427,362
3.  INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Great-West Funds entered into an investment advisory agreement with Great-West Capital Management, LLC (GWCM) (the Adviser), a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (GWL&A). As compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.19% of the Fund’s average daily net assets up to $1 billion dollars, 0.14% of the Fund’s average daily net assets over $1 billion dollars and 0.09% of the Fund’s average daily net assets over $2 billion dollars. Certain administration and accounting services fees for the Fund are included in the investment advisory agreement.
The Adviser contractually agreed to waive fees or reimburse expenses that exceed an annual rate of 0.21% of the Fund’s average daily net assets attributable to each Class, including management fees and expenses paid directly by the Fund, excluding shareholder service fees, distribution fees and certain extraordinary expenses (the “Expense Limit”). The agreement’s current term ends on April 30, 2022 and automatically renews for one-year unless terminated upon written notice within 90 days of the end of the current term or upon termination of the investment advisory agreement. The amount waived or reimbursed, if any, is reflected in the Statement of Operations.
The Adviser is permitted upon approval by the Board of Directors to recoup amounts waived or reimbursed by the Fund in future periods, not exceeding three years following the particular waiver/reimbursement, provided the total annual operating expenses of each Class of the Fund plus such recoupment do not exceed the lesser of the Expense Limit that was in place at the time of the waiver/reimbursement or the Expense Limit in place at the time of recoupment. At December 31, 2021, the amounts subject to recoupment were as follows:
Expires December 31, 2022	Expires December 31, 2023	Expires December 31, 2024	Recoupment of Past Reimbursed Fees by the Adviser
$45,156	$54,850	$18,348	$0
The Adviser and Great-West Funds entered into a sub-advisory agreement with Irish Life Investment Managers Limited (ILIM), an affiliate of the Adviser and GWL&A. The Adviser is responsible for compensating the Sub-Adviser for its services.
The Adviser is responsible for compensating ILIM, which receives monthly compensation for its services at the annual rate of 0.013% of the Fund's net assets.
Great-West Funds entered into a shareholder services agreement with Empower Retirement, LLC (Empower), an affiliate of GWCM and subsidiary of GWL&A. Pursuant to the shareholder services agreement, Empower provides various recordkeeping, administrative and shareholder services to shareholders and receives from the Investor Class and Class L shares of the Fund a fee equal to 0.35% of the average daily net asset value of the applicable share class.
GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Fund. The Fund has entered into a plan of distribution which provides for compensation for distribution of Class L shares and for providing or arranging for the provision of services to Class L shareholders. The distribution plan provides for a maximum fee equal to an annual rate of 0.25% of the average daily net assets of the Class L shares.
Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds.  The total compensation paid to the independent directors with respect to all forty-six funds for which they serve as directors was $1,071,000 for the fiscal year ended December 31, 2021.

Annual Report - December 31, 2021

4.  PURCHASES AND SALES OF INVESTMENTS
For the year ended December 31, 2021, the aggregate cost of purchases and proceeds from sales of investments (excluding all U.S. Government securities and short-term securities) were $168,958,984 and $281,847,179, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.
5.  SECURITIES LOANED
The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The fair value of the loaned securities is determined daily at the close of business of the Fund and necessary collateral adjustments are made between the Fund and its counterparties on the next business day through the delivery or receipt of additional collateral. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of December 31, 2021, the Fund had securities on loan valued at $12,703,101 and received collateral as reported on the Statement of Assets and Liabilities of $13,219,361 for such loan which was invested in Repurchase Agreements collateralized by U.S. Government or U.S. Government Agency securities and Government Money Market Mutual Funds. The Repurchase Agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral.
Under the securities lending agreement, the collateral pledged is, by definition, the securities loaned against the cash borrowed. At December 31, 2021, the class of securities loaned consisted entirely of common stock. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. Additional information regarding the Fund's securities on loan is included in the Schedule of Investments.
6.  INDEMNIFICATIONS
The Fund’s organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
7.  SUBSEQUENT EVENTS
Management has reviewed all events subsequent to December 31, 2021, including the estimates inherent in the process of preparing these financial statements through the date the financial statements were issued. No subsequent events requiring adjustments or disclosures have occurred.

Annual Report - December 31, 2021

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders and the Board of Directors of Great-West Funds, Inc.
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Great-West S&P Small Cap 600® Index Fund (the “Fund”), one of the funds of Great-West Funds, Inc., as of December 31, 2021, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2021, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2021, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
DELOITTE & TOUCHE LLP
Denver, Colorado
February 23, 2022
We have served as the auditor of one or more Great-West investment companies since 1982.

TAX INFORMATION (unaudited)
Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. Of the ordinary income distributions declared for the year ended December 31, 2021, 39% qualifies for the dividend received deduction available to the Fund’s corporate shareholders.

Fund Directors and Officers
Great-West Funds, Inc. (“Great-West Funds”) is organized under Maryland law and is governed by the Board of Directors. The following table provides information about each of the Directors and executive officers of Great-West Funds.
Independent Directors*
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served**	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Gail H. Klapper 8515 East Orchard Road, Greenwood Village, CO 80111 78	Chair & Independent Director	Since 2016 (as Chair) Since 2007 (as Independent Director)	Managing Attorney, Klapper Law Firm; Member/Director, The Colorado Forum; Manager, 6K Ranch, LLC; and former Director, Guaranty Bancorp	46	N/A
James A. Hillary*** 8515 East Orchard Road, Greenwood Village, CO 80111 58	Independent Director	Since 2017	Principal and Founding Partner, Fios Capital, LLC; Founder, Chairman and Chief Executive Officer, Independence Capital Asset Partners, LLC (“ICAP”); Member, Fios Partners LLC, Fios Holdings LLC; Sole Member, Fios Companies LLC, Resolute Capital Asset Partners; Manager, Applejack Holdings, LLC; and Manager and Member, Prestige Land Holdings, LLC	46	N/A
R. Timothy Hudner**** 8515 East Orchard Road, Greenwood Village, CO 80111 62	Independent Director	Since 2017	Director, Colorado State Housing Board; Regional Center Task Force; and former Director, Grand Junction Housing Authority; Counseling and Education Center	46	N/A
Steven A. Lake***** 8515 East Orchard Road, Greenwood Village, CO 80111 67	Independent Director	Since 2017	Managing Member, Lake Advisors, LLC; Member, Gart Capital Partners, LLC; and Executive Member, Sage Enterprise Holdings, LLC	46	N/A

Independent Directors*
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served**	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Stephen G. McConahey 8515 East Orchard Road, Greenwood Village, CO 80111 78	Independent Director & Audit Committee Chair	Since 2011 (as Independent Director) Since 2015 (as Audit Committee Chair)	Chairman, SGM Capital, LLC; Partner, Iron Gate Capital, LLC; Director, The IMA Financial Group, Inc.; and former Director, Guaranty Bancorp	46	N/A
Interested Director******
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Jonathan D. Kreider 8515 East Orchard Road, Greenwood Village, CO 80111 38	Director, President & Chief Executive Officer	Since 2020	Senior Vice President, Head of Great-West Investments, Empower; President & Chief Executive Officer and Manager, GWCM; formerly, Vice President, Great-West Funds Investment Products and Advised Assets Group, LLC ("AAG")	46	N/A
Officers
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Fund in Fund Complex Overseen by Director	Other Directorships Held by Director
Jonathan D. Kreider 8515 East Orchard Road, Greenwood Village, CO 80111 38	Director, President & Chief Executive Officer	Since 2020	Senior Vice President, Head of Great-West Investments, Empower; President & Chief Executive Officer, GWCM; formerly, Vice President, Great-West Funds Investment Products and AAG	46	N/A
Katherine L. Stoner 8515 East Orchard Road, Greenwood Village, CO 80111 65	Chief Compliance Officer	Since 2016	Chief Compliance Officer, GWCM and AAG	N/A	N/A

Officers
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Fund in Fund Complex Overseen by Director	Other Directorships Held by Director
Ryan L. Logsdon 8515 East Orchard Road, Greenwood Village, CO 80111 47	Chief Legal Officer & Secretary	Since 2010 (as Secretary) Since 2021 (as Chief Legal Officer)	Deputy General Counsel, Corporate & Investments, Empower; Secretary, Audit Committee, Great-West Life & Annuity Insurance Company of New York (“GWL&A of NY”); Vice President, Counsel & Secretary, GWCM; formerly, Vice President & Counsel, Great-West Funds; Vice President, Counsel & Secretary, AAG & GWFS	N/A	N/A
Kelly B. New 8515 East Orchard Road, Greenwood Village, CO 80111 46	Treasurer	Since 2021	Assistant Vice President, Fund Administration, Empower; Treasurer, GWCM; Assistant Vice President & Treasurer, Great-West Trust Company, LLC (“GWTC”); formerly, Assistant Treasurer Great-West Funds & GWTC	N/A	N/A
Adam J. Kavan 8515 East Orchard Road, Greenwood Village, CO 80111 35	Senior Counsel & Assistant Secretary	Since 2019	Assistant General Counsel, Corporate & Investments, Empower; Senior Counsel & Assistant Secretary, GWCM, GWFS and GWTC; Senior Counsel & Secretary, AAG	N/A	N/A
John A. Clouthier 8515 East Orchard Road, Greenwood Village, CO 80111 54	Assistant Treasurer	Since 2007	Assistant Vice President, Investment Operations, Empower; Assistant Treasurer, GWCM; Assistant Vice President and Assistant Treasurer, GWTC	N/A	N/A
Robert T. Kelly 8515 East Orchard Road, Greenwood Village, CO 80111 52	Assistant Treasurer	Since 2021	Assistant Vice President, Fund Financial Reporting & Tax, Empower; Assistant Treasurer, GWCM	N/A	N/A
* A Director who is not an “interested person” of Great-West Funds (as defined in Section 2(a)(19) of the 1940 Act) is referred to as an “Independent Director.”

** Each Director serves until the next shareholders’ meeting (and until the election and qualification of a successor), or until death, resignation, removal or retirement which takes effect no later than May 1 following his or her 75th birthday unless otherwise determined by the remaining directors. The remaining Independent Directors determined that Ms. Klapper and Mr. McConahey should continue on the Board until at least May 1, 2022. Officers are elected by the Board on an annual basis to serve until their successors have been elected and qualified.
*** Mr. Hillary is the Founder, Chairman and Chief Executive Officer of ICAP and sole member of Resolute Capital Asset Partners, LLC. Goldman Sachs & Co. LLC has a prime brokerage and institutional trading relationship with ICAP and is the clearing agent and custodian for Resolute Capital Asset Partners Fund I L.P., the general partner of Resolute Capital Asset Partners, LLC. Goldman Sachs & Co. LLC is the parent company of Goldman Sachs Asset Management, LP, the Sub-Adviser of the Great-West Mid Cap Value and Great-West Inflation-Protected Securities Funds and a Sub-Adviser of the Great-West Core Bond Fund. ICAP was previously a sub-adviser, and Mr. Hillary was a portfolio manager to the Franklin K2 Alternative Strategies Fund and the FTIF Franklin K2 Alternative Strategies Fund, which are funds offered by an affiliate of Franklin Templeton Institutional, LLC, a Sub-Adviser of the Great-West International Growth Fund. Mr. Hillary has personal banking accounts with an affiliate of J.P. Morgan Investment Management Inc., a Sub-Adviser of the Great-West International Growth and Great-West Large Cap Growth Funds. Mr. Hillary receives no special treatment due to the relationship.
**** Mr. Hudner’s daughter is employed by JP Morgan Chase, N.A., an affiliate of J.P. Morgan Investment Management Inc., a Sub-Adviser of the Great-West International Growth and Great-West Large Cap Growth Funds. Mr. Hudner has personal investments in the following: (i) a mutual fund advised by Massachusetts Financial Services Company, a Sub-Adviser of the Great-West International Value Fund, (ii) a mutual fund advised by Virtus Investment Advisers, Inc., an affiliate of Newfleet Asset Management, LLC, a Sub-Adviser of the Great-West Multi-Sector Bond Fund, and (iii) a mutual fund advised by Lazard Asset Management LLC, a Sub-Adviser of the Great-West Emerging Markets Equity Fund. Mr. Hudner receives no special treatment due to his ownership of such mutual funds.
***** Mr. Lake has personal investments in a mutual fund sub-advised by T. Rowe Price Associates, Inc., a Sub-Adviser of the Great-West Large Cap Value Fund and the Sub-Adviser of the Great-West T. Rowe Price Mid Cap Growth Fund. Mr. Lake receives no special treatment due to his ownership of such mutual fund.
****** An “Interested Director” refers to a Director who is an “interested person” of Great-West Funds (as defined in Section 2(a)(19) of the 1940 Act) by virtue of their affiliation with GWCM.
There are no arrangements or understandings between any Director or officer and any other person(s) pursuant to which s/he was elected as Director or officer.
Additional information about Great-West Funds and its Directors is available in the Great-West Funds’ Statement of Additional Information (“SAI”), which can be obtained free of charge upon request to: Secretary, Great-West Funds, Inc., 8525 East Orchard Road, Greenwood Village, Colorado 80111; (866) 831-7129. The SAI is also available on the Fund’s web site at https://greatwestinvestments.com.
Availability of Quarterly Portfolio Schedule
Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-PORT. Great-West Funds’ Forms N-PORT is available on the Commission’s website at http://www.sec.gov.

Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (866) 831-7129, and of the Securities and Exchange Commission’s website at http://www.sec.gov.
Availability of Proxy Voting Record
Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling (866) 831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.
Funds' Liquidity Risk Management Program
The Funds have adopted and implemented a written liquidity risk management program as required by Rule 22e-4 under the Investment Company Act. The program is designed to assess and manage each Fund’s liquidity risk, taking into consideration the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short and long-term cash flow projections, and its cash holdings and access to other funding sources. The Funds’ Board of Directors approved the designation of the GWCM Liquidity Risk Management Committee as the administrator of the liquidity risk management program. The Liquidity Risk Management Committee includes representatives from the Adviser’s Risk, Trading, Investment Valuation, and Regulatory Compliance departments and is responsible for the program’s administration and oversight and for reporting to the Board on at least an annual basis regarding, among other things, the program’s operation, adequacy and effectiveness. The Liquidity Risk Management Committee reassessed each Fund’s liquidity risk profile, considering additional data gathered through March 31, 2021 and the adequacy and effectiveness of the liquidity risk management program’s operations since March 31, 2020 (the “covered period”) in order to prepare a written report to the Board of Directors for review at its meeting held on June 10, 2021. The report stated that:
(i) the program performed well during the covered period and meets the needs and profile of the Funds,
(ii) the Funds benefit from the stability of their shareholder base,
(iii) the selection of two vendors to supply liquidity measurement products has proven to be extremely helpful,
(iv) no changes were proposed to the program as of the date of the report, and
(v) no Fund approached the internal triggers set by the Liquidity Risk Management Committee or the regulatory percentage limitation (15%) on holdings in illiquid investments.
The report also stated that it continues to be appropriate to not set a “highly liquid investment minimum” for any Funds because the Funds primarily hold “highly liquid investments” and reviewed the changes to the program since inception.

ITEM 2. CODE OF ETHICS.
(a)   As of the end of the period covered by this report, the registrant has adopted a Code of Ethics (the “Code of Ethics”) that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.
(b)   For purposes of this Item, "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:
(1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;
(3) Compliance with applicable governmental laws, rules, and regulations;
(4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and
(5) Accountability for adherence to the code.
(c)   During the period covered by this report, there have been no amendments to the registrant’s Code of Ethics.
(d)   During the period covered by this report, the registrant has not granted any express or implicit waivers from the provisions of the Code of Ethics.
(e)  Registrant’s Code of Ethics is attached hereto.
ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Mr. Stephen A. Lake is the audit committee financial expert and is "independent," pursuant to general instructions on Form N-CSR, Item 3.
An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as a result of being designated as an “audit committee financial expert.” Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation. Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the Audit Committee or Board of Directors.
ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
(a)   Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were: $1,026,559 for fiscal year 2020 and $996,300 for fiscal year 2021.

(b)   Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were: $60,000 for fiscal year 2020 and $40,000 for fiscal year 2021. The nature of the services comprising the fees disclosed under this category involved performance of 17f-2 (self-custody) audits and administrative services related to the audit.
(c)   Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were: $0 for fiscal year 2020 and $0 for fiscal year 2021.
(d)   All Other Fees. There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs ((a) through (c) of this Item).
(e)  (1) Audit Committee’s Pre-Approval Policies and Procedures.
Pre-Approval of Audit Services. The Audit Committee must approve prior to retention all audit, review or attest engagements required under the securities laws that are provided to Great-West Funds by its independent auditors. The Audit Committee will not grant such approval to any auditors that are proposed to perform an audit for Great-West Funds if a chief executive officer, controller, chief financial officer, chief accounting officer or any person serving in an equivalent position for Great-West Funds that is responsible for the financial reporting or operations of Great-West Funds was employed by those auditors and participated in any capacity in an audit of Great-West Funds during the year period (or such other period proscribed under SEC rules) preceding the date of initiation of such audit.
Pre-Approval of Non-Audit Services. The Audit Committee must pre-approve any non-audit services, including tax services, to be provided to Great-West Funds by its independent auditors (except those within applicable de minimis statutory or regulatory exceptions)1 provided that Great-West Funds’ auditors will not provide the following non-audit services to Great-West Funds: (a) bookkeeping or other services related to the accounting records or financial statements of Great-West Funds; (b) financial information systems design and implementation; (c) appraisal or valuation services, fairness opinions, or contribution-in-kind reports; (d) actuarial services; (e) internal audit outsourcing services; (f) management functions or human resources; (g) broker-dealer, investment adviser, or investment banking services; (h) legal services; (i) expert services unrelated to the audit; and (j) any other service

1No pre-approval is required as to non-audit services provided to Great-West Funds if: (a) the aggregate amount of all non-audit services provided to Great-West Funds constitute not more than 5% of the total amount of revenues paid by Great-West Funds to the independent auditors during the fiscal year in which the services are provided; (b) these services were not recognized by Great-West Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

that the Public Company Accounting Oversight Board determines, by regulation, is impermissible. 2
Pre-approval with respect to Non-Great-West Funds Entities. The Audit Committee must pre-approve any non-audit services that relate directly to the operations and financial reporting of Great-West Funds (except those within applicable de minimis statutory or regulatory exceptions)3 to be provided by Great-West Funds’ auditors to (a) Great-West Funds’ investment adviser; and (b) any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Great-West Funds.4 The Audit Committee may approve audit and non-audit services on a case-by-case basis or adopt pre-approval policies and procedures that are detailed as to a particular service, provided that the Audit Committee is informed promptly of each service, or use a combination of these approaches.
Delegation. The Audit Committee may delegate pre-approval authority to one or more of the Audit Committee's members. Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions to the Audit Committee at its next scheduled meeting.
(f)    (2) 100% of the services described pursuant to paragraphs (b) through (d) of this Item 4 of Form N-CSR were approved by the Audit Committee, and no such services were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
(g)   Not Applicable.
(h)   The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for fiscal year 2020 equaled $2,132,450 and for fiscal year 2021 equaled $2,255,405.

2With respect to the prohibitions on (a) bookkeeping; (b) financial information systems design and implementation; (c) appraisal, valuation, fairness opinions, or contribution-in-kind reports; (d) actuarial; and (e) internal audit outsourcing, such services are permitted to be provided if it is reasonable to conclude that the results of these services will not be subject to audit procedures during an audit of the audit client's financial statements.

3For non-audit services provided to the adviser and entities in a control relationship with the adviser, no pre-approval is required if: (a) the aggregate amount of all non-audit services provided constitute not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the services are provided to Great-West Funds, Great-West Funds’ investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Great-West Funds; (b) these services were not recognized by Great-West Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

4No pre-approval is required by the Audit Committee as to non-audit services provided to any Great-West Funds sub-adviser that primarily provides portfolio management services and is under the direction of another investment adviser and is not affiliated with Great-West Funds’ primary investment adviser.

(i)   The registrant’s Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.
ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6. INVESTMENTS.
(a)  The schedule is included as part of the report to shareholders filed under Item 1 of this Form.
(b)  Not applicable.
ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors that were implemented after the registrant last provided disclosure in response to this Item.
ITEM 11. CONTROLS AND PROCEDURES.
(a)   The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)   The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.
ITEM 12. DISCLOSURE OF LENDING ACTIVITES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
(a)  Not applicable.
ITEM 13. EXHIBITS.
(a)   (1) Code of Ethics required by Item 2 of Form N-CSR is attached hereto.
(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.
(3) Not applicable.
(4) Not applicable.
(b)   A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
GREAT-WEST FUNDS, INC.
By:	/s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer
Date:February 23, 2022
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:	/s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer
Date:February 23, 2022
By:	/s/ Kelly B. New

Kelly B. New
Treasurer
Date:February 23, 2022